INVENTORIES	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3:-INVENTORIES

Inventories are comprised of the following:

	June 30,	December 31,
	2020	2019

Raw materials, parts and supplies	$5,787	$6,638
Work in progress and assembled raw materials	16,766	15,409
Finished products	9,936	5,156

	$32,489	$27,203

Inventory write-offs amounted to $1,405 and $1,260 during the six months period ended June 30, 2020 and 2019, respectively.